Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	While the Company does not have formal policy or obligation that requires it to grant or award equity-based compensation on a specific date, the Corporate Governance & Compensation Committee and the Board have a historical practice of not granting stock options or other equity awards to executive officers during closed quarterly trading windows as determined under the Company’s insider trading policy. Consequently, the Company has not granted, and does not expect to grant, any equity awards to any named executive officers within four business days preceding or one business day following the filing with the SEC of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information. The Corporate Governance & Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation.
Award Timing Method

Equity Compensation

The Board considers equity compensation in the form of stock options, restricted stock awards, and restricted stock units that vest over time to be an important component of its compensation program because it helps align the interests of the Company’s executives to those of its shareholders and provides a significant retention incentive. In 2022 the Company’s shareholders approved the Plumas Bancorp 2022 Equity Incentive Plan (the “2022 Plan”), which allows for the grant of stock option awards, restricted stock, and restricted stock units to directors, executives and employees. The 2022 Plan has a term of 10 years. Up to 576,550 shares of common stock may be issued pursuant to awards under the 2022 Plan, of which 355,307 remained available for future grants as of December 31, 2025. The Corporate Governance & Compensation Committee approves and recommends to the Board for its approval all equity compensation awards. The Company only grants stock options having an exercise price equal to fair market value of the Company’s common stock at the time of grant. The exercise price of stock options is set at the closing stock price on the date of grant. All option grants to employees have a maximum vesting period of five years and expire no more than 10 years from the date of grant. No dividends are earned on shares underlying unvested RSUs.

While the Company does not have formal policy or obligation that requires it to grant or award equity-based compensation on a specific date, the Corporate Governance & Compensation Committee and the Board have a historical practice of not granting stock options or other equity awards to executive officers during closed quarterly trading windows as determined under the Company’s insider trading policy. Consequently, the Company has not granted, and does not expect to grant, any equity awards to any named executive officers within four business days preceding or one business day following the filing with the SEC of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information. The Corporate Governance & Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation.

The Company considers the officer’s position level in the determination of the total value of the equity-based compensation to be included in the officer’s total compensation. Generally, the higher the officer’s level, the greater the equity compensation. Additional options and/or restricted stock may be granted to an individual based on outstanding achievement. This is consistent with the Company’s philosophy of rewarding those officers who have the most impact on our performance.

2026 Proxy Statement	39

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false